Additional Information Required by the Argentine Central Bank - Deposits in favor of the Argentine Central Bank (Detail) - Argentine Central Bank [member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of restricted assets [line items]
Unavailable deposits related to foreign exchange transactions	$ 533	$ 787	$ 982
For custody and registrar agent of book-entry mortgage securities			4,164
Custody role of securities representing the investments in ANSES's Sustainability Guarantee Fund (FGS, as per its initials in Spanish).			$ 868,336